CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Short-term bank borrowings	¥ 180,000,000	$ 27,586,207	¥ 217,394,132
Accounts payable	395,826,435	60,663,055	258,988,264
Advances from customers	40,062,189	6,139,799	7,478,309
Deferred revenue - current	21,155,634	3,242,243	31,105,700
Accrued expenses and other current liabilities	171,657,604	26,307,679	175,533,397
Income taxes payable	14,555,094	2,230,666	3,013,805
Deferred revenue - non current	4,176,458	640,070	2,171,033
Deferred income tax liability	1,109,479	170,035	1,265,780
Other non-current liabilities	¥ 24,892,246	$ 3,814,905	¥ 22,358,968
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized | shares	4,900,000,000	4,900,000,000	4,900,000,000
Ordinary shares, issued | shares	134,378,432	134,378,432	130,174,878
Ordinary shares, outstanding | shares	134,378,432	134,378,432	130,174,878
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized | shares	50,000,000	50,000,000	50,000,000
Ordinary shares, issued | shares	17,982,020	17,982,020	19,242,020
Ordinary shares, outstanding | shares	17,982,020	17,982,020	19,242,020
VIE
Short-term bank borrowings	¥ 180,000,000		¥ 217,394,132
Accounts payable	395,826,435		258,988,264
Advances from customers	38,817,881		7,478,309
Deferred revenue - current	21,155,634		31,105,700
Accrued expenses and other current liabilities	160,532,008		164,442,316
Income taxes payable	14,355,462		3,013,805
Deferred revenue - non current	4,176,458		2,171,033
Deferred income tax liability	1,109,479		1,265,780
Other non-current liabilities	¥ 24,892,246		¥ 22,358,968